Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Other receivables [Abstract]
Disclosure of financial liabilities [text block]
	December 31, 2022	December 31, 2021
Other receivables from a related party (Note)	$521,852	$-
Others	126,765	19,930
	$648,617	$19,930